S000056045 [Member] Investment Objectives and Goals - AMG Yacktman Global Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AMG Yacktman Global Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of AMG Yacktman Global Fund (the “Fund”) is to generate equity-like rates of return over a full market cycle while managing the level of risk.